Warrants (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Warrants (Details) [Line Items]
Warrants or rights outstanding term	5 years
Number of consecutive trading days for determining share price	20 days
Minimum lock In period to become effective after the closing of the initial Business Combination	60 days
Derivative liability (in Dollars) | $	$ 1,616,000
IPO [Member]
Warrants (Details) [Line Items]
Class of warrants and rights issued during the period (in Shares) | shares	20,200,000
Share Price Equals or Exceeds Eighteen Rupees per dollar [Member]
Warrants (Details) [Line Items]
Class of warrants, redemption notice period	30 days
Share Price Equals or Exceeds USD Ten Per share [Member]
Warrants (Details) [Line Items]
Share price	$ 10
Share Price Less Than Usd Nine Point Two Per Share [Member]
Warrants (Details) [Line Items]
Share price	$ 9.2
Minimum percentage gross proceeds required from issuance of equity	60.00%
Volume weighted average trading price trading days	20 days
Class A Common Stock [Member] | Share Price Equals or Exceeds Eighteen Rupees per dollar [Member]
Warrants (Details) [Line Items]
Number of consecutive trading days for determining share price	20 days
Share price	$ 18
Class of warrants, redemption price per unit	$ 0.01
Number of trading days for determining share price	30 days
Share price	$ 18
Class of warrants, redemption notice period	30 days
Share price	$ 18
Class of warrants, exercise price adjustment percentage	100.00%
Class A Common Stock [Member] | Share Price Equals or Exceeds USD Ten Per share [Member]
Warrants (Details) [Line Items]
Number of consecutive trading days for determining share price	20 days
Share price	$ 10
Class of warrants, redemption price per unit	$ 0.1
Number of trading days for determining share price	30 days
Class of warrants, redemption notice period	30 days
Class of warrants, exercise price adjustment percentage	180.00%
Class A Common Stock [Member] | Share Price Less Than Usd Nine Point Two Per Share [Member]
Warrants (Details) [Line Items]
Share price	$ 9.2
Class of warrant or right exercise price adjustment percentage higher of market value	115.00%
Forward Purchase Agreement [Member]
Warrants (Details) [Line Items]
Purchase share (in Shares) | shares	1
Derivative asset (in Dollars) | $	$ 484,000
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, outstanding (in Shares) | shares	7,700,000
Class of warrants and rights issued during the period (in Shares) | shares	7,700,000
Private Placement Warrants [Member] | Class A Common Stock [Member] | Share Price Equals or Exceeds USD Ten Per share [Member]
Warrants (Details) [Line Items]
Share price	$ 18
Public Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, outstanding (in Shares) | shares	12,500,000
Class of warrants and rights issued during the period (in Shares) | shares	12,500,000
Forward Purchase Warrants [Member]
Warrants (Details) [Line Items]
Class of warrants and rights issued, price per warrant	$ 10
Aggregate amount (in Dollars) | $	$ 40,000,000
Forward Purchase Warrants [Member] | IPO [Member]
Warrants (Details) [Line Items]
Class of warrants and rights issued during the period (in Shares) | shares	4,000,000